List of Subsidiaries - Summary of Investments In Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Alpha 2 B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Name of parent entity	Atotech UK Topco Ltd.	Atotech UK Topco Ltd.
Alpha 3 B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Name of parent entity	Atotech Alpha 2 B.V.	Atotech Alpha 2 B.V.
Alpha 4 B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Name of parent entity	Atotech B.V.	Atotech B.V.
Alpha 5 B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Name of parent entity	Atotech B.V.	Atotech B.V.
Alpha Germany Bidco GmbH [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Name of parent entity	Alpha 4 B.V.	Alpha 4 B.V.
Alpha US Bidco Inc [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Name of parent entity	Atotech Alpha 3 B.V.	Atotech Alpha 3 B.V.
Atotech Singapore Chemicals Pte Ltd formerly Atotech S.E.A. Pte Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Name of parent entity	Atotech B.V.	Atotech B.V.
Atotech Yangzhou Chemicals Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Name of parent entity	Atotech B.V.	Atotech B.V.
Atotech Asia Pacific Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Name of parent entity	Atotech B.V.	Atotech B.V.
Atotech B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Name of parent entity	Atotech Alpha 3 B.V.	Atotech Alpha 3 B.V.
Atotech Beteiligungs und Management GmbH Co KG [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Name of parent entity	Alpha 4 B.V.	Alpha 4 B.V.
Atotech Canada Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Name of parent entity	Atotech B.V.	Atotech B.V.
Atotech China Chemicals Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Name of parent entity	Atotech B.V.	Atotech B.V.
Atotech CZ, a.s. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Name of parent entity	Atotech B.V.	Atotech B.V.
Atotech de Mexico S.A. de C.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%	99.99%
Name of parent entity	Atotech B.V.	Atotech B.V.
Atotech Deutschland GmbH [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	94.00%	94.00%
Name of parent entity	Atotech Beteiligungs und Management GmbH & Co. KG	Atotech Beteiligungs und Management GmbH & Co. KG
Atotech Development Center Private Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%	99.99%
Name of parent entity	Atotech B.V.	Atotech B.V.
Atotech Do Brasil Galvanotecnica Ltda [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%	99.99%
Name of parent entity	Atotech B.V.	Atotech B.V.
Atotech Espana S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Name of parent entity	Atotech B.V.	Atotech B.V.
Atotech France S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%	99.99%
Name of parent entity	Atotech B.V.	Atotech B.V.
Atotech India Private Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%	99.99%
Name of parent entity	Atotech B.V.	Atotech B.V.
Atotech Istanbul Kimya Sanayi Ticaret Ltd Sti [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.26%	99.26%
Name of parent entity	Atotech B.V.	Atotech B.V.
Atotech Italia S.r.l [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Name of parent entity	Atotech B.V.	Atotech B.V.
Atotech Japan K.K. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Name of parent entity	Atotech B.V.	Atotech B.V.
Atotech Korea Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Name of parent entity	Atotech B.V.	Atotech B.V.
Atotech Malaysia Sdn. Bhd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Name of parent entity	Atotech B.V.	Atotech B.V.
Atotech Osterreich GmbH [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Name of parent entity	Atotech Beteiligungs und Management GmbH & Co. KG	Atotech Beteiligungs und Management GmbH & Co. KG
Atotech Poland Sp. z.o.o. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Name of parent entity	Atotech B.V.	Atotech B.V.
Atotech Servicios de Mexico S.A. de C.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Name of parent entity	Atotech de México S.A. de C.V.	Atotech de México S.A. de C.V.
Atotech S.K. s.r.o. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Name of parent entity	Atotech CZ, a.s.	Atotech CZ, a.s.
Atotech Skandinavien AB [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Name of parent entity	Atotech B.V.	Atotech B.V.
Atotech Taiwan Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Name of parent entity	Atotech B.V.	Atotech B.V.
Atotech Thailand Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Name of parent entity	Atotech B.V.	Atotech B.V.
Atotech UK Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Name of parent entity	Atotech B.V.	Atotech B.V.
Atotech UK Topco Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Name of parent entity	Atotech Limited
Atotech USA LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Name of parent entity	Alpha US Bidco, Inc.	Alpha US Bidco, Inc.
Atotech Vietnam Co Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Name of parent entity	Atotech B.V.	Atotech B.V.
Atotech Slovenija d.d. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Name of parent entity	Atotech Beteiligungs und Management GmbH & Co. KG	Atotech Beteiligungs und Management GmbH & Co. KG
J-KEM International AB [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Name of parent entity	Atotech Skandinavien AB	Atotech Skandinavien AB
UAB Atotech Chemata Lithuania [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Name of parent entity	Atotech B.V.	Atotech B.V.
Visutech Plating Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Name of parent entity	Atotech B.V.
Unconsolidated subsidiaries that investment entity controls directly [member] | Atotech Philippines Chemicals Inc [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.00%	99.00%
Name of parent entity	Atotech B.V.	Atotech B.V.
Unconsolidated subsidiaries that investment entity controls directly [member] | Atotech Argentina S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Name of parent entity	Atotech B.V.	Atotech B.V.
Unconsolidated subsidiaries that investment entity controls directly [member] | Atotech Australia PTY Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Name of parent entity	Atotech B.V.	Atotech B.V.
Unconsolidated subsidiaries that investment entity controls directly [member] | Atotech Bulgaria EOOD [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Name of parent entity	Atotech B.V.	Atotech B.V.
Unconsolidated subsidiaries that investment entity controls directly [member] | OOO AtotechChemeta Russia [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	95.00%	95.00%
Name of parent entity	Atotech B.V.	Atotech B.V.
Unconsolidated subsidiaries that investment entity controls directly [member] | PT. Atotech Indonesia Chemicals [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.00%	99.00%
Name of parent entity	Atotech B.V.	Atotech B.V.